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                                THE GATEWAY TRUST

                        SUPPLEMENT DATED NOVEMBER 9, 1998
                                       TO
                          PROSPECTUS DATED MAY 1, 1998

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The Gateway Trust will hold a special meeting of shareholders on December 9,
1998, asking share-holders of the Gateway Fund to approve a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, and a new Management Agreement with the Gateway Fund's current investment adviser, Gateway Investment Advisers, L.P. The Board of Trustees has approved the Distribution Plan and new Management Agreement, subject to shareholder approval. At present levels of assets, adoption of these proposals will not increase the Gateway Fund's total expenses. If adopted, the Distribution Plan and Management Agreement will take effect on January 1, 1999.

A proxy statement explaining all of the proposals to be addressed at the meeting was first mailed to shareholders on October 23, 1998. A copy of the proxy statement will be furnished upon request, without charge, by contacting The Gateway Trust, 400 TechneCenter Drive, Suite 220, Milford, OH 45150, telephone number (800) 354-6339.

Historically, the Gateway Fund (the "Fund") sold call options exclusively on the S&P 100 Index. In order to better serve the Fund, the investment adviser may now sell call options on various additional indexes such as the S&P 500 Index. Accordingly, the Prospectus has been modified as follows:

- "GATEWAY FUND", page 1, the third sentence of paragraph 2 is amended, as highlighted, to read as follows:

              The Fund also sells INDEX call options on the S&P 100 Index, THE S&P 500 INDEX, AND OTHER STOCK INDEXES, and as the seller, receives cash from the purchasers of the options.

- "GATEWAY FUND, INVESTMENT PRACTICES:", page 20, the first sentence of paragraph 1 is amended, as highlighted, to read as follows:

              The Fund attempts to achieve its investment objective primarily by investing in the 100 stocks included in the S&P 100 Stock Index (the "100 Index") and by selling INDEX call options.

- "GATEWAY FUND, INVESTMENT PRACTICES:" page 20, the first sentence of paragraph 2 is amended, as highlighted, to read as follows:

              When the Fund sells INDEX call options, it receives cash from the purchasers of the options.

- "SELLING INDEX CALL OPTIONS", page 21, the first sentence of paragraph 1 is amended, as highlighted, to read as follows:

              The Gateway Fund regularly sells INDEX call options.